Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Allowance for doubtful accounts		¥ 12,209	¥ 0
Accounts payable of consolidated VIE without recourse	$ 102,604	714,323	718,362
Deferred revenue of consolidated VIE without recourse	72,318	503,461	441,892
Accrued expenses and other current liabilities of consolidated VIE without recourse	141,611	985,873	846,710
Amount due to related parties of the consolidated VIE without recourse the Company	4,253	29,606	82,948
Income tax payable of the consolidated VIE without recourse	22,117	153,976	137,090
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	12,116	84,346	469,274
Operating lease liability current	$ 19,416	135,169
Beijing Momo Technology Co., Ltd. [Member]
Allowance for doubtful accounts		12,209	0
Accounts payable of consolidated VIE without recourse		611,471	549,173
Deferred revenue of consolidated VIE without recourse		497,166	441,392
Accrued expenses and other current liabilities of consolidated VIE without recourse		244,759	304,363
Amount due to related parties of the consolidated VIE without recourse the Company		29,554	43,213
Income tax payable of the consolidated VIE without recourse		122,403	113,733
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse		0	0
Operating lease liability current		¥ 6,830	¥ 0
Class A Common Stock [Member]
Ordinary shares, par value | (per share)	$ 0.0001	¥ 0.0001	¥ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	336,914,844	336,914,844	333,512,014
Ordinary shares, shares outstanding | shares	336,914,844	336,914,844	333,512,014
Class B Common Stock [Member]
Ordinary shares, par value | (per share)	$ 0.0001	¥ 0.0001	¥ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	80,364,466	80,364,466	80,364,466
Ordinary shares, shares outstanding | shares	80,364,466	80,364,466	80,364,466